Income Taxes - Reconciliation of U.S. Federal Statutory Tax Rate to Actual Consolidated Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Reconciliation Of U S Federal Statutory Tax Rate To Actual Consolidated Tax Expense [Abstract]
Statutory tax rate	$ 106,599	$ 100,476	$ 99,542
State income taxes, net of federal tax benefit	6,146	4,444	6,370
Valuation allowance	(747)	5,201	(20,533)
Tax examinations including change in reserve for uncertain tax positions	(1,421)	424	6,313
Change in estimates related to prior years	(672)	(2,111)	(1,006)
Foreign earnings taxed at other than U.S. rates	(6,639)	(8,224)	(9,730)
U.S. taxes on dividends from foreign subsidiaries	0	11,744	0
Effect of tax rate changes enacted during the year	(915)	(1,399)	(952)
Deduction related to qualified production activities	(3,819)	(4,325)	(2,860)
Other, net	(2,329)	(2,471)	1,279
Total taxes	$ 96,203	$ 103,759	$ 78,423
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	2.00%	1.50%	2.20%
Valuation allowance	(0.20%)	1.80%	(7.20%)
Tax examinations including change in reserve for uncertain tax positions	(0.50%)	0.10%	2.20%
Change in estimates related to prior years	(0.20%)	(0.70%)	(0.40%)
Foreign earnings taxed at other than U.S. rates	(2.10%)	(2.90%)	(3.40%)
U.S. taxes on dividends from foreign subsidiaries	0.00%	4.10%	0.00%
Effect of tax rate changes enacted during the year	(0.30%)	(0.50%)	(0.30%)
Deduction related to qualified production activities	(1.30%)	(1.50%)	(1.00%)
Other, net	(0.80%)	(0.80%)	0.40%
Total taxes	31.60%	36.10%	27.50%